SCHEDULE OF SHORT TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Short-term borrowings from working capital facilities	$ 54,598	$ 49,001
Less: unamortized debt issuance costs	(11)	(112)
Short-term debt, excluding current installments of long-term debt	$ 54,587	$ 48,889